Operating lease liability - Additional Information (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating lease liability
Discount rate	3.65%
Weighted average remaining lease terms for operating leases	2 years
Operating lease cost	$ 55,119	$ 0
Operating lease expense	105,522	44,221
short-term lease, expense	$ 105,522	$ 44,221